Additional cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Proceeds from Sale of Property, Plant and Equipment
In the cash flow statement, proceeds from sale of property, plant and equipment comprise:

All figures in £ millions	2023	2022

Net book amount	6	9

(Loss)/profit on sale of property, plant and equipment	(1)	5

Proceeds from sale of property, plant and equipment	5	14

Summary of Current and Non-current Borrowings
The movements in the Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2022	Fair value and other movements	Foreign exchange movements	Financing cash flows	Transfer from non- current to current	New leases/ disposal of leases	2023
Financial liabilities

Non-current borrowings	1,155	(2)	(15)	–	(80)	42	1,100

Current borrowings	66	10	(18)	(84)	80	(1)	53

Total	1,221	8	(33)	(84)	–	41	1,153

All figures in £ millions	2021	Fair value and other movements	Foreign exchange movements	Financing cash flows	Transfer from non- current to current	New leases/ disposal of leases	2022
Financial liabilities

Non-current borrowings	1,245	(14)	61	(76)	(92)	31	1,155

Current borrowings	157	(10)	16	(188)	92	(1)	66

Total	1,402	(24)	77	(264)	–	30	1,221